Morgan Stanley Balanced Growth Fund
LETTER TO THE SHAREHOLDERS - JULY 31, 2001

Dear Shareholder:

U.S. economic growth continued to slow during the six-month period ended July 31, 2001. Aiming to stimulate economic growth, the Federal Reserve Board cut the benchmark federal funds rate by 275 basis points (2.75 percent) during the period. This was the Fed's most aggressive monetary policy adjustment since 1984. As for fiscal policy, Congress passed reductions in personal tax rates that included rebate checks scheduled to be sent out during the third quarter of this year.

As a result of the Fed's rate slashing, the equity markets have recovered somewhat, though most are still in a correction phase. Value stocks outperformed growth stocks by considerable margins during the period, continuing a trend that began last year.

Performance and Portfolio

For the six-month period ended July 31, 2001, Morgan Stanley Balanced Growth Fund's Class C shares produced a total return of 2.16 percent, compared to -10.78 percent for the Standard & Poor's 500 Index (S&P 500)(1) and 4.34 percent for the Lehman Brothers U.S. Government/Credit Index.(2) For the same period the Fund's Class A, B and D shares earned 2.49 percent, 2.16 percent and 2.65 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The asset mix of the Fund is 65 percent equities and 35 percent fixed-income securities. On July 31, 2001, the large-capitalization common-stock segment was almost fully invested. In our view, the Fund's current equity holdings continue to offer considerable value. As such, no positions were added or liquidated during the period. The Fund benefited from the combination of its value-oriented investment style and its significant exposure to consumer cyclicals and industrials, two sectors that performed well during the period.

At the beginning of the period, yields for most U.S. fixed-income securities were the most generous relative to U.S. Treasury and agency securities that they have been in over fifteen years. This represented an unusual opportunity to build positions in mortgage-backed securities and

---------------------

(1) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Balanced Growth Fund
LETTER TO THE SHAREHOLDERS - JULY 31, 2001 continued

investment-grade corporate securities. Consequently, we increased mortgage-backed securities to 50.4 percent of the Fund's fixed-income portion and corporate and other non-government investments to 32.3 percent. Although yields on non-government securities fell relative to those offered by government securities during the period, we believe that they remain historically generous and continue to offer good value for investors.

The remainder of the fixed-income portion was allocated among U.S. government agencies (12.9 percent), U.S. Treasury notes (3.6 percent), and cash equivalents (0.8 percent).

Looking Ahead

Going forward, we believe that the long-term outlook for the financial markets and the economy is favorable. As inflation seems poised to remain low, we believe that the slowing in the economy will continue. The recent Fed activity supports this concern, as rates have come down substantially yet the economy has not shown signs of a turnaround.

We appreciate your support of Morgan Stanley Balanced Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Balanced Growth Fund
FUND PERFORMANCE - JULY 31, 2001

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

               CLASS A SHARES*
---------------------------------------------
PERIOD ENDED 7/31/01
-------------------------
1 Year                     17.10%(1) 10.95%(2)
Since Inception (7/28/97)  8.20%(1)  6.76%(2)
               CLASS C SHARES+
---------------------------------------------
PERIOD ENDED 7/31/01
-------------------------
1 Year                     16.28%(1) 15.28%(2)
5 Years                    11.49%(1) 11.49%(2)
Since Inception (3/28/95)  12.57%(1) 12.57%(2)
              CLASS B SHARES**
---------------------------------------------
PERIOD ENDED 7/31/01
-------------------------
1 Year                     16.26%(1) 11.26%(2)
Since Inception (7/28/97)  7.38%(1)  7.01%(2)
              CLASS D SHARES++
---------------------------------------------
PERIOD ENDED 7/31/01
-------------------------
1 Year                     17.43%(1)
Since Inception (7/28/97)  8.44%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C
     shares is 1% for shares redeemed within one year of
     purchase.
++   Class D shares have no sales charge.

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED)

NUMBER OF
 SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------
            Common Stocks (61.7%)
            Aluminum (2.2%)
 116,000    Alcoa, Inc. ..................................................................   $  4,550,680
                                                                                             ------------
            Auto Parts: O.E.M. (2.3%)
 285,000    Delphi Automotive Systems Corp. ..............................................      4,662,600
                                                                                             ------------
            Beverages: Non-Alcoholic (2.2%)
  95,000    PepsiCo, Inc. ................................................................      4,429,850
                                                                                             ------------
            Chemicals: Major Diversified (2.2%)
 108,000    Du Pont (E.I.) de Nemours & Co., Inc. ........................................      4,624,560
                                                                                             ------------
            Computer Processing Hardware (2.2%)
  43,000    International Business Machines Corp. ........................................      4,524,030
                                                                                             ------------
            Department Stores (2.5%)
 108,000    Sears, Roebuck & Co. .........................................................      5,073,840
                                                                                             ------------
            Discount Stores (2.3%)
 125,000    Target Corp. .................................................................      4,837,500
                                                                                             ------------
            Electric Utilities (4.3%)
  78,000    Exelon Corp. .................................................................      4,407,000
 120,000    GPU, Inc. ....................................................................      4,348,800
                                                                                             ------------
                                                                                                8,755,800
                                                                                             ------------
            Financial Conglomerates (2.3%)
  93,000    Citigroup, Inc. ..............................................................      4,669,530
                                                                                             ------------
            Food: Major Diversified (0.5%)
  10,700    Quaker Oats Company (The).....................................................        941,600
                                                                                             ------------
            Forest Products (2.3%)
  78,000    Weyerhaeuser Co. .............................................................      4,658,940
                                                                                             ------------
            Household/Personal Care (2.4%)
  70,000    Procter & Gamble Co. (The)....................................................      4,971,400
                                                                                             ------------
            Industrial Conglomerates (6.5%)
 100,000    General Electric Co. .........................................................      4,350,000
  40,000    Minnesota Mining & Manufacturing Co. .........................................      4,475,200
  62,000    United Technologies Corp. ....................................................      4,550,800
                                                                                             ------------
                                                                                               13,376,000
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------
            Information Technology Services (2.2%)
  70,000    Electronic Data Systems Corp. ................................................   $  4,469,500
                                                                                             ------------
            Major Banks (4.8%)
  78,000    Bank of America Corp. ........................................................      4,962,360
 185,000    KeyCorp. .....................................................................      4,948,750
                                                                                             ------------
                                                                                                9,911,110
                                                                                             ------------
            Major Telecommunications (2.4%)
 111,000    SBC Communications, Inc. .....................................................      4,998,330
                                                                                             ------------
            Motor Vehicles (4.4%)
 175,000    Ford Motor Co. ...............................................................      4,457,250
  73,000    General Motors Corp. .........................................................      4,642,800
                                                                                             ------------
                                                                                                9,100,050
                                                                                             ------------
            Oil & Gas Pipelines (2.2%)
 102,000    Enron Corp. ..................................................................      4,625,700
                                                                                             ------------
            Other Metals/Minerals (2.2%)
 110,000    Phelps Dodge Corp. ...........................................................      4,444,000
                                                                                             ------------
            Pharmaceuticals: Major (2.3%)
  85,000    Bristol-Myers Squibb Co. .....................................................      5,026,900
                                                                                             ------------
            Railroads (2.5%)
 130,000    CSX Corp. ....................................................................      5,085,600
                                                                                             ------------
            Semiconductors (2.2%)
 153,000    Intel Corp. ..................................................................      4,560,930
                                                                                             ------------
            Trucks/Construction/Farm Machinery (2.3%)
 115,000    Deere & Co. ..................................................................      4,824,250
                                                                                             ------------
            Total Common Stocks (Cost $104,790,958).......................................    127,122,700
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Corporate Bonds (10.4%)
            Aerospace & Defense (0.6%)
$    150    Lockheed Martin Corp. ....................................  8.20 %   12/01/09    $    167,046
     390    Raytheon Co...............................................  8.20     03/01/06         410,093
     510    Systems 2001 Asset Trust - 144A*..........................  6.664    09/15/13         518,606
      55    United Technologies Corp. ................................  6.70     08/01/28          54,892
     125    United Technologies Corp. ................................  7.50     09/15/29         137,305
                                                                                             ------------
                                                                                                1,287,942
                                                                                             ------------
            Auto Parts: OEM (0.1%)
     135    TRW, Inc. ................................................  7.625    03/15/06         142,127
                                                                                             ------------
            Cable/Satellite TV (0.1%)
     280    Cox Communications, Inc. .................................  7.75     11/01/10         297,892
                                                                                             ------------
            Department Stores (0.2%)
     210    Federated Department Stores...............................  6.90     04/01/29         194,088
     190    May Department Stores.....................................  6.70     09/15/28         180,546
                                                                                             ------------
                                                                                                  374,634
                                                                                             ------------
            Discount Stores (0.4%)
     150    Target Corp. .............................................  6.35     01/15/11         151,532
     135    Target Corp. .............................................  6.65     08/01/28         129,843
     510    Wal-Mart Stores...........................................  7.55     02/15/30         573,612
                                                                                             ------------
                                                                                                  854,987
                                                                                             ------------
            Drugstore Chains (0.1%)
     275    CVS Corp. ................................................  5.625    03/15/06         274,519
                                                                                             ------------
            Electric Utilities (0.3%)
     150    DTE Energy Co. ...........................................  7.05     06/01/11         156,069
     200    Florida Power & Light Co. ................................  7.05     12/01/26         194,782
     240    Progress Energy, Inc. ....................................  7.10     03/01/11         250,910
                                                                                             ------------
                                                                                                  601,761
                                                                                             ------------
            Finance/Rental/Leasing (0.6%)
     290    American General Finance Corp. ...........................  5.875    07/14/06         293,608
     525    Household Finance Corp.***................................  8.00     07/15/10         580,970
     165    MNBA America Bank NA......................................  6.50     06/20/06         166,030
     280    Prime Property Funding II - 144A*.........................  7.00     08/15/04         290,343
                                                                                             ------------
                                                                                                1,330,951
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Financial Conglomerates (0.5%)
$    500    Associates Corp. of North America.........................  6.25 %   11/01/08    $    506,470
     140    Chase Manhattan Corp. ....................................  6.00     02/15/09         137,302
     150    General Electric Capital Corp.***.........................  8.85     04/01/05         168,197
                                                                                             ------------
                                                                                                  811,969
                                                                                             ------------
            Financial Publishing/Services (0.0%)
      40    Reed Elsevier Capital.....................................  6.75     08/01/11          40,419
                                                                                             ------------
            Food Retail (0.7%)
     100    Ahold Finance USA, Inc. ..................................  8.25     07/15/10         111,048
     125    Ahold Finance USA, Inc. ..................................  6.875    05/01/29         118,194
     190    Delhaize America, Inc. - 144A*............................  9.00     04/15/31         217,265
     335    Kroger Co. ...............................................  6.80     04/01/11         340,313
     250    Kroger Co. ...............................................  7.70     06/01/29         263,472
     275    Safeway Inc. .............................................  7.25     02/01/31         280,555
                                                                                             ------------
                                                                                                1,330,847
                                                                                             ------------
            Food: Major Diversified (0.1%)
     220    Kellogg Co. - 144A*.......................................  7.45     04/01/31         228,446
                                                                                             ------------
            Foreign Government Obligations (0.1%)
     140    United Mexican States (Mexico)............................  8.375    01/14/11         140,420
                                                                                             ------------
            Gas Distributors (0.1%)
     160    CMS Panhandle Holding Co. ................................  7.00     07/15/29         140,216
                                                                                             ------------
            Home Building (0.1%)
     135    Centex Corp. .............................................  7.875    02/01/11         137,707
                                                                                             ------------
            Home Improvement Chains (0.2%)
     305    Lowe's Companies, Inc.***.................................  8.25     06/01/10         343,113
      80    Lowe's Companies, Inc. ...................................  6.50     03/15/29          74,254
                                                                                             ------------
                                                                                                  417,367
                                                                                             ------------
            Hotels/Resorts/Cruiselines (0.2%)
      40    Hyatt Equities LLC - 144A*................................  9.25     05/15/05          42,732
     405    Marriott International Inc. - 144A*.......................  7.00     01/15/08         411,286
                                                                                             ------------
                                                                                                  454,018
                                                                                             ------------
            Household/Personal Care (0.1%)
     230    International Flavors & Fragrances, Inc. - 144A*..........  6.45     05/15/06         233,767
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Industrial Conglomerates (0.2%)
$    190    Hutchinson Whampoa International Ltd. - 144A*.............  7.00 %   02/16/11    $    189,536
     100    Minnesota Mining & Manufacturing Co. .....................  6.375    02/15/28          97,248
                                                                                             ------------
                                                                                                  286,784
                                                                                             ------------
            Integrated Oil (0.3%)
     530    Conoco Inc. ..............................................  6.95     04/15/29         521,875
                                                                                             ------------
            Investment Banks/Brokers (0.3%)
     365    Credit Suisse FB USA Inc. ................................  5.875    08/01/06         367,624
     325    Goldman Sachs Group, Inc. ................................  6.875    01/15/11         331,767
                                                                                             ------------
                                                                                                  699,391
                                                                                             ------------
            Life/Health Insurance (0.7%)
     215    American General Corp. ...................................  7.50     07/15/25         233,309
     350    John Hancock Financial Services, Inc. ....................  7.375    02/15/24         354,974
     250    Metropolitan Life Insurance Co. ..........................  7.80     11/01/25         260,982
     300    Nationwide Mutual Insurance Co. - 144A*...................  7.50     02/15/24         278,685
     350    Prudential Insurance Co. - 144A*..........................  8.30     07/01/25         378,994
                                                                                             ------------
                                                                                                1,506,944
                                                                                             ------------
            Major Banks (0.3%)
     265    Bank One Corp. ...........................................  6.00     02/17/09         258,961
     335    Wells Fargo & Company.....................................  5.90     05/21/06         341,586
                                                                                             ------------
                                                                                                  600,547
                                                                                             ------------
            Major Telecommunications (0.7%)
     165    Bellsouth Telecommunications Inc. ........................  6.375    06/01/28         151,168
     220    British Telecom PLC (United Kingdom)......................  8.875    12/15/30         249,156
     270    Deutsche Telekom International Finance Corp.
              (Netherlands)...........................................  8.25     06/15/30         287,863
     170    Telus Corp. ..............................................  8.00     06/01/11         179,007
     635    WorldCom, Inc. ...........................................  8.25     05/15/31         648,005
                                                                                             ------------
                                                                                                1,515,199
                                                                                             ------------
            Managed Health Care (0.2%)
     275    Aetna, Inc. ..............................................  7.875    03/01/11         275,157
     150    Wellpoint Healthcare Networks, Inc. ......................  6.375    06/15/06         152,602
                                                                                             ------------
                                                                                                  427,759
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Media Conglomerates (0.8%)
$    110    AOL Time Warner Inc. .....................................  6.75 %   04/15/11    $    111,508
     345    News America Holdings Inc. ...............................  7.28     06/30/28         318,894
      40    News America Inc. ........................................  7.75     02/01/24          38,900
     290    Time Warner, Inc. ........................................  7.57     02/01/24         293,584
     155    Time Warner, Inc. ........................................  6.625    05/15/29         142,330
     470    Walt Disney Company.......................................  5.50     12/29/06         468,520
                                                                                             ------------
                                                                                                1,373,736
                                                                                             ------------
            Motor Vehicles (0.5%)
     160    DaimlerChrysler North American Holdings...................  7.20     09/01/09         165,470
      35    Ford Motor Company........................................  6.625    10/01/28          31,780
     650    Ford Motor Company........................................  7.45     07/16/31         654,973
     200    General Motors Corp.***...................................  8.10     06/15/24         211,508
                                                                                             ------------
                                                                                                1,063,731
                                                                                             ------------
            Multi-Line Insurance (0.5%)
     365    AIG SunAmerica Global Fin - 144A*.........................  6.30     05/10/11         370,672
     400    Farmers Exchange Capital - 144A*..........................  7.05     07/15/28         367,804
     315    Hartford Financial Services Group, Inc. ..................  7.90     06/15/10         346,223
                                                                                             ------------
                                                                                                1,084,699
                                                                                             ------------
            Oil & Gas Pipelines (0.1%)
     240    Williams Companies, Inc. .................................  7.75     06/15/31         242,604
                                                                                             ------------
            Pharmaceuticals: Major (0.2%)
     345    American Home Products Corp. .............................  6.70     03/15/11         355,695
      95    Pharmacia Corp. ..........................................  6.60     12/01/28          94,682
                                                                                             ------------
                                                                                                  450,377
                                                                                             ------------
            Property - Casualty Insurers (0.1%)
     255    Florida Windstorm Underwriting Association - 144A*........  7.125    02/25/19         260,883
                                                                                             ------------
            Real Estate Investment Trusts (0.1%)
     325    EOP Operating LP..........................................  7.25     06/15/28         307,554
                                                                                             ------------
            Savings Banks (0.2%)
     335    Washington Mutual Bank FA.................................  6.875    06/15/11         343,894
      90    Washington Mutual Finance Corp. ..........................  6.875    05/15/11          92,570
                                                                                             ------------
                                                                                                  436,464
                                                                                             ------------
            Services to the Health Industry (0.1%)
     110    Anthem Insurance Companies, Inc. .........................  9.125    04/01/10         116,305
     110    Anthem Insurance Companies, Inc. .........................  9.00     04/01/27         106,503
                                                                                             ------------
                                                                                                  222,808
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Specialty Telecommunications (0.1%)
$    270    Qwest Capital Funding.....................................  7.90 %   08/15/10    $    285,603
                                                                                             ------------
            Trucks/Construction/Farm Machinery (0.1%)
     200    Caterpillar, Inc. ........................................  9.375    03/15/21         253,112
                                                                                             ------------
            Wireless Communications (0.4%)
     275    AT&T Wireless Corp. - 144A*...............................  7.875    03/01/11         287,955
     220    Vodafone Group PLC........................................  7.75     02/15/10         237,714
     300    Vodafone Group PLC***.....................................  7.875    02/15/30         324,153
                                                                                             ------------
                                                                                                  849,822
                                                                                             ------------
            Total Corporate Bonds (Cost $21,117,367)......................................     21,489,881
                                                                                             ------------
            U.S. Government & Agency Obligations (5.7%)
            Federal Home Loan Banks
     595    ..........................................................  0.00     02/25/04         529,734
   1,000    ..........................................................  5.88     11/25/08         990,550
   1,000    ..........................................................  5.96     02/05/08       1,022,580
                                                                                             ------------
                                                                                                2,542,864
                                                                                             ------------
            Federal National Mortgage Assoc.
     183    ..........................................................  0.00     02/01/04         163,419
     875    ..........................................................  6.34     02/04/08         884,205
     100    ..........................................................  6.48     06/28/04         105,300
   1,000    ..........................................................  6.55     11/21/07       1,016,430
   2,500    ..........................................................  6.625    11/15/10***    2,660,075
     500    ..........................................................  6.75     07/30/07         509,095
                                                                                             ------------
                                                                                                5,338,524
                                                                                             ------------
   1,300    Resolution Funding Corp. (Coupon Strips)..................  0.00     01/15/06       1,064,817
                                                                                             ------------
     298    Tennessee Valley Authority................................  0.00     04/15/04         263,649
                                                                                             ------------
            U.S. Treasury Bond
   5,065    ..........................................................  0.00     08/15/20       1,680,922
     650    +.........................................................  8.75     08/15/20         888,726
                                                                                             ------------
                                                                                                2,569,648
                                                                                             ------------
            Total U.S. Government & Agency Obligations (Cost $11,210,833).................     11,779,502
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            U.S. Government Agency Mortgage Backed Securities (17.7%)
            Federal Home Loan Mortgage Corp.
$    271    ..........................................................  7.00 %   02/01/28    $    277,052
     679    ..........................................................  7.50     06/01/11-
                                                                                 08/01/11         703,803
                                                                                             ------------
                                                                                                  980,855
                                                                                             ------------
            Federal National Mortgage Assoc.
   7,512    ..........................................................  6.00     11/01/04-
                                                                                 02/01/29       7,431,188
     600    ..........................................................  6.00           **         586,125
   1,052    ..........................................................  6.50     12/01/12-
                                                                                 09/01/29       1,054,056
       9    ..........................................................  6.85     05/01/27           9,235
   2,339    ..........................................................  7.00     05/01/12-
                                                                                 02/01/29       2,382,901
   3,733    ..........................................................  7.50     06/01/25-
                                                                                 08/01/29       3,839,966
     177    ..........................................................  8.00     05/01/24-
                                                                                 08/01/31         184,207
   1,700    ..........................................................  8.00           **       1,765,875
     101    ..........................................................  9.50     12/01/20         106,158
                                                                                             ------------
                                                                                               17,359,711
                                                                                             ------------
            Government National Mortgage Assoc. I
   2,511    ..........................................................  6.00     05/15/28-
                                                                                 12/15/28       2,479,396
   4,250    ..........................................................  6.50     08/15/25-
                                                                                 04/15/29       4,268,603
   2,727    ..........................................................  7.00     09/15/23-
                                                                                 08/15/30       2,792,572
   1,122    ..........................................................  7.50     09/15/25-
                                                                                 06/15/27       1,161,295
   1,099    ..........................................................  8.00     04/15/26-
                                                                                 08/15/26       1,146,163
                                                                                             ------------
                                                                                               11,848,029
                                                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Government National Mortgage Assoc. II
$  4,584    ..........................................................  6.50 %   04/20/28-
                                                                                 02/20/29    $  4,592,249
   1,759    ..........................................................  7.00     02/20/26-
                                                                                 06/20/29       1,793,584
                                                                                             ------------
                                                                                                6,385,833
                                                                                             ------------
            Total U.S. Government Agency Mortgage Backed Securities (Cost $36,029,934)....     36,574,428
                                                                                             ------------
            Asset-Backed Securities (0.8%)
            Finance/Rental/Leasing
     335    Chase Credit Card Master Trust............................  5.50     11/17/08         335,838
     350    Citibank Credit Card Issuance Trust.......................  6.90     10/15/07         371,000
     500    Detroit Edison Securities 2001............................  6.42     03/01/15         503,125
     150    MBNA Master Card..........................................  5.90     08/15/11         150,375
     250    PSE&G Transition Funding LLC..............................  6.61     06/15/15         255,626
                                                                                             ------------
            Total Asset-Backed Securities (Cost $1,590,661)...............................      1,615,964
                                                                                             ------------
            Short-Term Investment (3.9%)
            Repurchase Agreement
   7,985    Joint repurchase agreement account (dated 07/31/01;
              proceeds $7,985,862) (a) (Cost $7,985,000)..............  3.887    08/01/01       7,985,000
                                                                                             ------------

            Total Investments (Cost $182,724,753) (b).........................      100.2%    206,567,475
            Liabilities in Excess of Other Assets.............................       (0.2)       (378,495)
                                                                                 --------    ------------
            Net Assets........................................................      100.0%   $206,188,980
                                                                                 ========    ============

---------------------

    *    Resale is restricted to qualified institutional investors.
    ** Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date;
         the actual principal amount and maturity date will be determined upon settlement.
    *** Some or all of these securities have been segregated, in connection with securities purchased on a forward commitment basis.
    + A portion of this security is segregated in connection with open futures contracts.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $26,422,867 and the aggregate gross unrealized depreciation is $2,580,145, resulting in net unrealized appreciation of $23,842,722.

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2001 (UNAUDITED) continued

Futures Contracts Open at July 31, 2001:

                           DESCRIPTION,      UNDERLYING
NUMBER OF                 DELIVERY MONTH,    FACE AMOUNT   UNREALIZED
CONTRACTS  LONG/SHORT        AND YEAR         AT VALUE        LOSS
---------------------------------------------------------------------
    3       Short       U.S. Treasury Notes  $(318,328)    $(1,653)
                          September 2001
    4       Short       U.S. Treasury Bonds  $(416,125)    $(4,016)
                          September 2001

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2001 (unaudited)

Assets:
Investments in securities, at value
  (cost $182,724,753).......................................  $206,567,475
Cash........................................................           141
Receivable for:
    Investments sold........................................     1,696,774
    Shares of beneficial interest sold......................     1,003,840
    Interest................................................       746,102
    Dividends...............................................       122,994
Prepaid expenses and other assets...........................        77,620
                                                              ------------
    Total Assets............................................   210,214,946
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     3,450,718
    Shares of beneficial interest repurchased...............       261,420
    Distribution fee........................................       167,634
    Investment management fee...............................       105,434
    Variation margin........................................         2,281
Accrued expenses and other payables.........................        38,479
                                                              ------------
    Total Liabilities.......................................     4,025,966
                                                              ------------
    Net Assets..............................................  $206,188,980
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $189,215,318
Net unrealized appreciation.................................    23,842,722
Accumulated undistributed net investment income.............       515,123
Accumulated net realized loss...............................    (7,384,183)
                                                              ------------
    Net Assets..............................................  $206,188,980
                                                              ============
Class A Shares:
Net Assets..................................................    $8,380,368
Shares Outstanding (unlimited authorized, $.01 par value)...       624,309
    Net Asset Value Per Share...............................        $13.42
                                                              ============
    Maximum Offering Price Per Share
    (Net Asset Value plus 5.54% of Net Asset Value).........        $14.16
                                                              =============
Class B Shares:
Net Assets..................................................   $79,747,440
Shares Outstanding (unlimited authorized, $.01 par value)...     5,943,247
    Net Asset Value Per Share...............................        $13.42
                                                              ============
Class C Shares:
Net Assets..................................................  $115,033,800
Shares Outstanding (unlimited authorized, $.01 par value)...     8,574,717
    Net Asset Value Per Share...............................        $13.42
                                                              ============
Class D Shares:
Net Assets..................................................    $3,027,372
Shares Outstanding (unlimited authorized, $.01 par value)...       225,657
    Net Asset Value Per Share...............................        $13.42
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended July 31, 2001 (unaudited)

Net Investment Income:

Income
Interest....................................................  $2,190,454
Dividends...................................................   1,219,963
                                                              ----------
    Total Income............................................   3,410,417
                                                              ----------
Expenses
Investment management fee...................................     570,516
Distribution fee (Class A shares)...........................       9,894
Distribution fee (Class B shares)...........................     331,557
Distribution fee (Class C shares)...........................     565,352
Transfer agent fees and expenses............................     111,249
Registration fees...........................................      22,861
Shareholder reports and notices.............................      22,220
Professional fees...........................................      21,600
Custodian fees..............................................      10,330
Trustees' fees and expenses.................................       4,703
Other.......................................................       5,531
                                                              ----------
    Total Expenses..........................................   1,675,813
                                                              ----------
    Net Investment Income...................................   1,734,604
                                                              ----------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
    Investments.............................................     238,895
    Futures contracts.......................................        (407)
                                                              ----------
    Net Gain................................................     238,488
                                                              ----------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   2,233,788
    Futures contracts.......................................      (5,669)
                                                              ----------
    Net Appreciation........................................   2,228,119
                                                              ----------
    Net Gain................................................   2,466,607
                                                              ----------
Net Increase................................................  $4,201,211
                                                              ==========

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE SIX     FOR THE YEAR
                                                              MONTHS ENDED       ENDED
                                                                JULY 31,     JANUARY 31, 2001
                                                                  2001
                                                              ------------     ------------
                                                              (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................  $ 1,734,604      $  4,447,639
Net realized gain (loss)....................................      238,488        (6,413,643)
Net change in unrealized appreciation.......................    2,228,119        17,381,286
                                                              ------------     ------------
    Net Increase............................................    4,201,211        15,415,282
                                                              ------------     ------------
Dividends and Distributions to Shareholders From:
Net investment income
    Class A shares..........................................     (115,868)         (190,699)
    Class B shares..........................................     (711,483)       (1,363,590)
    Class C shares..........................................   (1,206,275)       (2,796,485)
    Class D shares..........................................      (44,899)          (91,294)
Net realized gain
    Class A shares..........................................      --               (318,133)
    Class B shares..........................................      --             (3,524,302)
    Class C shares..........................................      --             (6,864,295)
    Class D shares..........................................      --               (159,508)
                                                              ------------     ------------
    Total Dividends and Distributions.......................   (2,078,525)      (15,308,306)
                                                              ------------     ------------
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................   18,507,644       (75,550,888)
                                                              ------------     ------------
    Net Increase (Decrease).................................   20,630,330       (75,443,912)
Net Assets:
Beginning of period.........................................  185,558,650       261,002,562
                                                              ------------     ------------
End of Period:
(Including accumulated undistributed net investment income
of $515,123 and $989,130, respectively).....................  $206,188,980     $185,558,650
                                                              ============     ============

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2001 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Balanced Growth Fund (the "Fund"), formerly Morgan Stanley Dean Witter Balanced Growth Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth with reasonable current income. The Fund seeks to achieve its objective by investing in common stock of companies which have a record of paying dividends and have the potential for increasing dividends, securities convertible into common stock and in investment grade fixed income securities. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors, Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors, Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2001 (UNAUDITED) continued

not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Options and Futures -- (1) Written options on debt obligations: When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2001 (UNAUDITED) continued

market value. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option; (2) Purchased options on debt obligations: When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid; (3) Options on futures contracts: The Fund is required to deposit cash, U.S. Government securities or other liquid portfolio securities as "initial margin" and "variation margin" with respect to written call and put options on futures contracts. If a written option expires, the Fund realizes a gain. If a written call or put option is exercised, the premium received will decrease or increase the unrealized loss or gain on the futures contract. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying futures contract and the liability related to such option is extinguished; (4) Futures contracts: A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2001 (UNAUDITED) continued

"book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million and 0.575% to the portion of daily net assets in excess of $500 million.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $2,353,000 at July 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2001 (UNAUDITED) continued

six months ended July 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $65,000 and $4,000, respectively and received $9,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended July 31, 2001 aggregated $57,688,837 and $43,874,910, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities in the amount of $15,737,045 and $28,272,669, respectively.

For the six months ended July 31, 2001, the Fund incurred brokerage commissions of $2,390 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended July 31, 2001, the Fund incurred brokerage commissions of $12,848, with Morgan Stanley DW Inc. ("MSDW"), an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At July 31, 2001, the Fund's payable for investments purchased included unsettled trades with MSDW of $290,058.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. Federal Income Tax Status

At January 31, 2001, the Fund had a net capital loss carryover of approximately $3,279,000 which will be available through January 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $90,000 during fiscal 2001.

As of January 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2001 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                          JULY 31, 2001                 JANUARY 31, 2001
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................     234,814   $  3,102,015          213,170   $  2,665,837
Reinvestment of dividends and distributions.......       8,273        106,208           40,457        479,150
Redeemed..........................................    (178,579)    (2,370,127)        (175,110)    (2,219,611)
                                                    ----------   ------------       ----------   ------------
Net increase - Class A............................      64,508        838,096           78,517        925,376
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................   3,774,288     49,987,921        2,576,103     32,393,496
Reinvestment of dividends and distributions.......      44,361        570,778          341,349      4,021,434
Redeemed..........................................  (2,204,460)   (29,146,043)      (5,274,848)   (66,140,209)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class B.................   1,614,189     21,412,656       (2,357,396)   (29,725,279)
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................     404,581      5,335,220          252,667      3,210,200
Reinvestment of dividends and distributions.......      85,031      1,091,711          765,812      9,028,522
Redeemed..........................................    (796,199)   (10,460,755)      (4,661,941)   (58,494,007)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class C............................    (306,587)    (4,033,824)      (3,643,462)   (46,255,285)
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................      50,320        662,592           59,512        750,594
Reinvestment of dividends and distributions.......       3,492         44,805           21,209        250,798
Redeemed..........................................     (31,711)      (416,681)        (120,538)    (1,497,092)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class D.................      22,101        290,716          (39,817)      (495,700)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) in Fund...................   1,394,211   $ 18,507,644       (5,962,158)  $(75,550,888)
                                                    ==========   ============       ==========   ============

7. Change in Accounting Policy

Effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $18,048 decrease in the cost of securities and a corresponding $18,048 decrease to undistributed net investment income based on securities held as of January 31, 2001.

The effect of this change for the six months ended July 31, 2001 was to increase net investment income by $130,362, decrease unrealized appreciation by $172,396, and increase net realized losses by $42,034. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Balanced Growth Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                               FOR THE SIX              FOR THE YEAR ENDED JANUARY 31             JULY 28, 1997*
                                              MONTHS ENDED          --------------------------------------           THROUGH
                                              JULY 31, 2001           2001           2000           1999         JANUARY 31, 1998
                                              -------------         --------       --------       --------       ----------------
                                               (unaudited)
Class A Shares++
Selected Per Share Data:

Net asset value, beginning of period........     $13.29              $13.11         $15.01         $14.68             $14.69
                                                 ------              ------         ------         ------             ------

Income (loss) from investment operations:
  Net investment income.....................       0.16                0.37           0.41           0.36               0.21
  Net realized and unrealized gain (loss)...       0.16                0.87          (0.59)          2.01               0.50
                                                 ------              ------         ------         ------             ------
Total income (loss) from investment
  operations................................       0.32                1.24          (0.18)          2.37               0.71
                                                 ------              ------         ------         ------             ------

Less dividends and distributions from:
  Net investment income.....................      (0.19)              (0.38)         (0.40)         (0.39)             (0.21)
  Net realized gain.........................     --                   (0.68)         (1.32)         (1.65)             (0.51)
                                                 ------              ------         ------         ------             ------

Total dividends and distributions...........      (0.19)              (1.06)         (1.72)         (2.04)             (0.72)
                                                 ------              ------         ------         ------             ------

Net asset value, end of period..............     $13.42              $13.29         $13.11         $15.01             $14.68
                                                 ======              ======         ======         ======             ======

Total Return+...............................       2.49%(1)           10.65%         (1.35)%        17.02%              4.77%(1)

Ratios to Average Net Assets:
Expenses....................................       1.06%(2)(3)         1.03%(3)       1.04%(3)       1.06%(3)           1.12%(2)

Net investment income.......................       2.53%(2)(3)(4)      2.95%(3)       2.81%(3)       2.62%(3)           2.84%(2)

Supplemental Data:
Net assets, end of period, in thousands.....     $8,380              $7,440         $6,308         $3,670               $343

Portfolio turnover rate.....................         23%(1)              33%            48%            49%                28%

---------------------

     * The date the shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended July 31, 2001 was to decrease the ratio of net investment income to average net assets by 0.03%. The
         Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                  FOR THE PERIOD
                                               FOR THE SIX              FOR THE YEAR ENDED JANUARY 31             JULY 28, 1997*
                                              MONTHS ENDED          --------------------------------------           THROUGH
                                              JULY 31, 2001           2001           2000           1999         JANUARY 31, 1998
                                              -------------         --------       --------       --------       ----------------
                                               (unaudited)
Class B Shares++
Selected Per Share Data:

Net asset value, beginning of period........      $13.28             $13.09         $14.99         $14.67             $14.69
                                                  ------             ------         ------         ------             ------

Income (loss) from investment operations:
  Net investment income.....................        0.11               0.27           0.30           0.21               0.16
  Net realized and unrealized gain (loss)...        0.17               0.88          (0.60)          2.03               0.49
                                                  ------             ------         ------         ------             ------

Total income (loss) from investment
  operations................................        0.28               1.15          (0.30)          2.24               0.65
                                                  ------             ------         ------         ------             ------

Less dividends and distributions from:
  Net investment income.....................       (0.14)             (0.28)         (0.28)         (0.27)             (0.16)
  Net realized gain.........................      --                  (0.68)         (1.32)         (1.65)             (0.51)
                                                  ------             ------         ------         ------             ------

Total dividends and distributions...........       (0.14)             (0.96)         (1.60)         (1.92)             (0.67)
                                                  ------             ------         ------         ------             ------

Net asset value, end of period..............      $13.42             $13.28         $13.09         $14.99             $14.67
                                                  ======             ======         ======         ======             ======

Total Return+...............................        2.16%(1)           9.83%         (2.15)%        16.09%              4.38%(1)

Ratios to Average Net Assets:
Expenses....................................        1.81%(2)(3)        1.83%(3)       1.80%(3)       1.81%(3)           1.86%(2)

Net investment income.......................        1.78%(2)(3)(4)     2.15%(3)       2.05%(3)       1.87%(3)           2.14%(2)

Supplemental Data:
Net assets, end of period, in thousands.....     $79,747            $57,490        $87,554        $99,666            $71,900

Portfolio turnover rate.....................          23%(1)             33%            48%            49%                28%

---------------------

     * The date the shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended July 31, 2001 was to decrease the ratio of net investment income to average net assets by 0.03%. The
         Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
FINANCIAL HIGHLIGHTS continued

                                          FOR THE SIX                             FOR THE YEAR ENDED JANUARY 31
                                         MONTHS ENDED            ---------------------------------------------------------------
                                        JULY 31, 2001++           2001++         2000++         1999++       1998*++      1997
                                        ---------------          --------       --------       --------     ---------   --------
                                          (unaudited)

Class C Shares
Selected Per Share Data:
Net asset value, beginning of
  period..............................       $13.28                $13.09         $14.99         $14.66        $13.01     $11.92
                                             ------                ------         ------         ------        ------     ------
Income (loss) from investment
  operations:
  Net investment income                        0.12                  0.27           0.30           0.22          0.32       0.25
  Net realized and unrealized gain
    (loss)............................         0.16                  0.88          (0.60)          2.04          2.23       1.33
                                             ------                ------         ------         ------        ------     ------
Total income (loss) from investment
  operations..........................         0.28                  1.15          (0.30)          2.26          2.55       1.58
                                             ------                ------         ------         ------        ------     ------
Less dividends and distributions from:
  Net investment income...............        (0.14)                (0.28)         (0.28)         (0.28)        (0.30)     (0.27)
  Net realized gain...................      --                      (0.68)         (1.32)         (1.65)        (0.60)     (0.22)
                                             ------                ------         ------         ------        ------     ------
Total dividends and distributions.....        (0.14)                (0.96)         (1.60)         (1.93)        (0.90)     (0.49)
                                             ------                ------         ------         ------        ------     ------
Net asset value, end of period........       $13.42                $13.28         $13.09         $14.99        $14.66     $13.01
                                             ======                ======         ======         ======        ======     ======
Total Return+.........................         2.16%(1)              9.86%         (2.14)%        16.23%        19.82%     13.44%
Ratios to Average Net Assets:
Expenses..............................         1.81%(2)(4)           1.80%(4)       1.79%(4)       1.80%(4)      1.87%      1.92%(3)
Net investment income.................         1.78%(2)(4)(5)        2.18%(4)       2.06%(4)       1.88%(4)      2.18%      2.31%(3)
Supplemental Data:
Net assets, end of period, in
  thousands...........................     $115,034              $117,927       $163,953       $203,132      $110,909   $119,416
Portfolio turnover rate...............           23%(1)                33%            48%            49%           28%        16%

---------------------

     *   Prior to July 28, 1997, the fund issued one class of shares.
         All shares of the Fund held prior to that date, other than shares which were acquired in exchange for shares of Funds for which Morgan Stanley Investment Advisors Inc. serves as
         Investment Manager ("Morgan Stanley Funds") offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated Class C shares. Shares held prior to July
         28, 1997 which were acquired in exchange for shares of Morgan Stanley Fund sold with a front-end sales charge, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) If the Investment Manager had not reimbursed expenses and waived the management fee, the annualized expense and net investment income ratios would have been 1.95% and 2.28%, respectively, for the year ended January 31, 1997.
    (4) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (5) Effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended July 31, 2001 was to decrease the ratio of net investment income to average net assets by 0.03%. The
         Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                  FOR THE PERIOD
                                                     FOR THE SIX           FOR THE YEAR ENDED JANUARY 31          JULY 28, 1997*
                                                    MONTHS ENDED          --------------------------------           THROUGH
                                                    JULY 31, 2001          2001         2000         1999        JANUARY 31, 1998
                                                    -------------         ------       ------       ------       ----------------
                                                     (unaudited)
Class D Shares++
Selected Per Share Data:

Net asset value, beginning of period..............     $13.28             $13.10       $15.01       $14.68            $14.69
                                                       ------             ------       ------       ------            ------

Income (loss) from investment operations:
  Net investment income...........................       0.18               0.39         0.44         0.37              0.24
  Net realized and unrealized gain (loss).........       0.16               0.88        (0.60)        2.03              0.48
                                                       ------             ------       ------       ------            ------

Total income (loss) from investment operations....       0.34               1.27        (0.16)        2.40              0.72
                                                       ------             ------       ------       ------            ------

Less dividends and distributions from:
  Net investment income...........................      (0.20)             (0.41)       (0.43)       (0.42)            (0.22)
  Net realized gain...............................     --                  (0.68)       (1.32)       (1.65)            (0.51)
                                                       ------             ------       ------       ------            ------

Total dividends and distributions.................      (0.20)             (1.09)       (1.75)       (2.07)            (0.73)
                                                       ------             ------       ------       ------            ------

Net asset value, end of period....................     $13.42             $13.28       $13.10       $15.01            $14.68
                                                       ======             ======       ======       ======            ======

Total Return+.....................................       2.65%(1)          10.93%       (1.20)%      17.28%             4.88%(1)

Ratios to Average Net Assets:
Expenses..........................................       0.81%(2)(3)        0.83%(3)     0.80%(3)     0.81%(3)          0.86%(2)

Net investment income.............................       2.78%(2)(3)(4)     3.15%(3)     3.05%(3)     2.87%(3)          3.08%(2)

Supplemental Data:
Net assets, end of period, in thousands...........     $3,027             $2,702       $3,188       $1,853               $16

Portfolio turnover rate...........................         23%(1)             33%          48%          49%               28%

---------------------

     *   The date the shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended July 31, 2001 was to decrease the ratio of net investment income to average net assets by 0.03%. The
         Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Angelo G. Manioudakis
Vice President

Charles Moon
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
BALANCED GROWTH FUND


Semiannual Report
July 31, 2001